Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Loncor Resources Congo SARL [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Nevada Bob's Franchising, Inc. [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Devon Resources SARL [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Navarro Resources SARL [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%